DEBT (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2015	$ 118,057	$ 1,066,705
2016	493,807	17,526
2017	23,550	18,416
Thereafter	28,975	12,622
Total	664,389	1,115,269
Vehicle Financing Notes [Member]
Debt Instrument [Line Items]
2015	11,240
2016	23,718
2017	23,550
Thereafter	28,975
Total	87,483
Liability Against Assets Subject to Finance Lease [Member]
Debt Instrument [Line Items]
2015		12,348
2016		11,334
2017		11,947
Thereafter		0
Total		35,629
Loan from Metro Medical [Member]
Debt Instrument [Line Items]
2015	106,817	421,989
2016	0	0
2017	0	0
Thereafter	0	0
Total	106,817	421,989
Loan from CEO [Member]
Debt Instrument [Line Items]
2015	0	470,089
2016	470,089	0
2017	0	0
Thereafter	0	0
Total	$ 470,089	470,089
Loan from Bank Direct Capital Finance [Member]
Debt Instrument [Line Items]
2015		156,894
2016		0
2017		0
Thereafter		0
Total		156,894
Honda Financial Services [Member]
Debt Instrument [Line Items]
2015		5,385
2016		6,192
2017		6,469
Thereafter		12,622
Total		$ 30,668